Not FDIC Insured May Lose Value No Bank Guarantee
103-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), November 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 92.7%
Bahamas 1.6%
a,b
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 14,738,581
Belgium 1.5%
Barco NV ...................... Electronic Equipment, Instruments &
Components 607,543 13,995,218
Brazil 1.4%
Camil Alimentos SA ............... Food Products 5,051,600 8,855,286
M Dias Branco SA ................ Food Products 621,900 4,703,304
13,558,590
Canada 1.9%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 3,923,185
Canadian Western Bank ........... Banks 441,607 8,487,076
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 5,578,594
17,988,855
Denmark 0.4%
Matas A/S ...................... Specialty Retail 345,894 3,451,179
Finland 1.6%
Huhtamaki OYJ .................. Containers & Packaging 401,631 14,683,696
Germany 4.5%
Adesso SE ..................... IT Services 28,932 4,120,463
a,b
flatexDEGIRO AG ................ Capital Markets 331,747 3,560,344
Gerresheimer AG ................ Life Sciences Tools & Services 155,919 11,511,198
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 10,312,771
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 162,183 2,284,419
Rational AG .................... Machinery 16,473 10,352,042
42,141,237
Hong Kong 2.0%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 13,943,251
VTech Holdings Ltd. .............. Communications Equipment 775,800 4,947,855
18,891,106
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 402,078 8,652,067
Indonesia 0.1%
d,e
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 444,463
Italy 5.5%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 16,139,337
c
Carel Industries SpA , 144A, Reg S ... Building Products 186,983 4,656,334
Interpump Group SpA ............. Machinery 354,088 15,894,138
c
Technogym SpA , 144A, Reg S ...... Leisure Products 1,912,931 14,902,657
51,592,466
Japan 8.9%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 828,500 18,092,259
Bunka Shutter Co. Ltd. ............ Building Products 760,000 6,237,272
Digital Garage, Inc. ............... IT Services 390,100 11,516,012
en Japan, Inc. ................... Professional Services 201,800 3,638,838
Idec Corp. ...................... Electrical Equipment 231,500 5,572,574
IDOM, Inc. ..................... Specialty Retail 1,432,500 7,836,932
Meitec Corp. .................... Professional Services 382,700 7,143,352
TechnoPro Holdings, Inc. .......... Professional Services 332,700 9,322,237

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Tsumura & Co. .................. Pharmaceuticals 644,700 $ 14,128,626
83,488,102
Netherlands 1.9%
c
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 5,137,742
SBM Offshore NV ................ Energy Equipment & Services 813,563 13,038,130
18,175,872
South Korea 1.6%
BNK Financial Group, Inc. .......... Banks 1,415,028 8,107,313
DGB Financial Group, Inc. .......... Banks 1,178,608 7,220,271
15,327,584
Sweden 2.8%
Billerud AB ..................... Containers & Packaging 378,880 5,382,850
c
Dometic Group AB, 144A .......... Auto Components 1,482,092 10,688,294
c
Thule Group AB, 144A, Reg S ....... Leisure Products 436,184 10,343,455
26,414,599
Switzerland 4.8%
Bucher Industries AG ............. Machinery 41,752 16,508,496
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 7,650,440
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 64,080 6,839,353
Siegfried Holding AG .............. Life Sciences Tools & Services 21,358 14,467,443
45,465,732
Taiwan 5.7%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 6,521,351
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 14,836,208
Giant Manufacturing Co. Ltd. ........ Leisure Products 585,311 4,415,022
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 8,708,000 10,162,455
Merida Industry Co. Ltd. ........... Leisure Products 1,329,000 8,074,591
Nien Made Enterprise Co. Ltd. ...... Household Durables 534,000 5,089,307
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,416,000 4,487,724
53,586,658
United Kingdom 3.9%
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 458,000 3,893,000
Greggs plc ..................... Hotels, Restaurants & Leisure 345,817 9,689,857
Johnson Service Group plc ......... Commercial Services & Supplies 3,345,013 3,831,428
Man Group plc .................. Capital Markets 4,943,516 12,540,115
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,403 6,729,620
36,684,020
United States 41.7%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 79,107 7,045,269
Alamo Group, Inc. ................ Machinery 111,648 16,803,024
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 290,200 7,806,380
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 213,150 19,096,108
Crown Holdings, Inc. .............. Containers & Packaging 173,800 14,288,098
a
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 12,088 4,821,661
Deluxe Corp. .................... Commercial Services & Supplies 267,800 5,179,252
a,b
Freshpet , Inc. ................... Food Products 147,400 9,878,748
Hillenbrand, Inc. ................. Machinery 380,969 19,048,450
Huntington Bancshares, Inc. ........ Banks 1,132,756 17,535,063

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
ICON plc ....................... Life Sciences Tools & Services 46,872 $ 10,098,104
a,b
Integer Holdings Corp. ............ Health Care Equipment & Supplies 199,400 14,819,408
Janus Henderson Group plc ........ Capital Markets 355,733 8,996,488
b
John Bean Technologies Corp. ...... Machinery 90,936 8,353,381
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 83,800 14,092,646
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 839,510 13,096,356
LCI Industries ................... Auto Components 85,380 8,440,667
Lear Corp. ..................... Auto Components 76,400 11,019,936
a
Leonardo DRS, Inc. .............. Aerospace & Defense 630,700 6,376,377
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 834,800 13,799,244
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 8,493,758
ManpowerGroup , Inc. ............. Professional Services 57,400 5,023,648
b
MGP Ingredients, Inc. ............. Beverages 137,900 17,245,774
a,b
Middleby Corp. (The) ............. Machinery 47,600 6,863,444
Miller Industries, Inc. .............. Machinery 203,700 5,620,083
MillerKnoll , Inc. .................. Commercial Services & Supplies 120,664 2,460,339
a,b
NCR Corp. ..................... Software 533,000 12,722,710
b
Patrick Industries, Inc. ............. Auto Components 110,235 6,165,444
Sealed Air Corp. ................. Containers & Packaging 254,500 13,547,035
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 191,336 8,068,639
a
Sonos , Inc. ..................... Household Durables 606,100 10,624,933
Spirit AeroSystems Holdings, Inc., A .. Aerospace & Defense 120,600 3,160,926
a
Texas Capital Bancshares, Inc. ...... Banks 184,270 11,054,357
TriMas Corp. .................... Containers & Packaging 590,803 16,158,462
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 461,894 17,939,963
Voya Financial, Inc. ............... Diversified Financial Services 175,800 11,599,284
b
Winnebago Industries, Inc. ......... Automobiles 86,227 5,052,040
392,395,499
Total Common Stocks (Cost $698,001,823) .....................................
871,675,524
a
Preferred Stocks 0.9%
Brazil 0.9%
a,f
Alpargatas SA, 2.45% ............. Textiles, Apparel & Luxury Goods 2,584,700 8,339,830
Total Preferred Stocks (Cost $11,167,766) ......................................
8,339,830
Warrants
a a a a a
Warrants 0.0%
†
Bahamas 0.0%
†
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 467,881
Total Warrants (Cost $–) ......................................................
467,881
Units
Private Limited Partnership Funds 1.8%
United States 1.8%
AllianceBernstein Holding LP ....... Capital Markets 422,465 17,046,463
Total Private Limited Partnership Funds (Cost $5,488,905) .......................
17,046,463
Total Long Term Investments (Cost $714,658,494) ...............................
897,529,698

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
Short Term Investments 2.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 2.9%
United States 2.9%
g
FFCB, 12/01/22 ................. 700,000 $ 700,000
g
FHLB, 12/01/22 .................. 26,200,000 26,200,000
26,900,000
Total U.S. Government and Agency Securities (Cost $26,900,000) .................
26,900,000
a a a a a
Total Short Term Investments (Cost $26,900,000 ) ................................
26,900,000
a a a
Total Investments (Cost $741,558,494) 98.3% ...................................
$924,429,698
Other Assets, less Liabilities 1.7% .............................................
16,345,836
Net Assets 100.0% ...........................................................
$940,775,534
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $54,852,254, representing 5.8% of net assets.
d
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
The security was issued on a discount basis with no stated coupon rate.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At November 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933 (1933 Act), were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2022, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,342,000 Sakari Resources Ltd ......................... 1/18/12 - 2/23/12 $ 2,478,736 $ 444,463
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $2,478,736 $444,463
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $27,614 $5,785,201 $(5,812,815) $— $— $— — $5,919
Total Affiliated Securities ... $27,614 $5,785,201 $(5,812,815) $— $— $— $5,919
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 14,738,581 $ — $ — $ 14,738,581
Belgium .............................. — 13,995,218 — 13,995,218
Brazil ................................ 13,558,590 — — 13,558,590
Canada .............................. 17,988,855 — — 17,988,855
Denmark ............................. — 3,451,179 — 3,451,179
Finland .............................. — 14,683,696 — 14,683,696
Germany ............................. — 42,141,237 — 42,141,237
Hong Kong ........................... — 18,891,106 — 18,891,106
Hungary ............................. — 8,652,067 — 8,652,067
Indonesia ............................ — — 444,463 444,463
Italy ................................. — 51,592,466 — 51,592,466
Japan ............................... — 83,488,102 — 83,488,102
Netherlands ........................... 5,137,742 13,038,130 — 18,175,872
South Korea .......................... — 15,327,584 — 15,327,584
Sweden .............................. — 26,414,599 — 26,414,599
Switzerland ........................... 14,489,793 30,975,939 — 45,465,732
Taiwan ............................... — 53,586,658 — 53,586,658
United Kingdom ........................ 14,454,048 22,229,972 — 36,684,020
United States .......................... 392,395,499 — — 392,395,499
Preferred Stocks ........................ 8,339,830 — — 8,339,830
Warrants .............................. 467,881 — — 467,881
Private Limited Partnership Funds ............ 17,046,463 — — 17,046,463
Short Term Investments ................... — 26,900,000 — 26,900,000
Total Investments in Securities ........... $498,617,282 $425,367,953
o
$444,463 $924,429,698
o
Includes foreign securities valued at $398,467,953, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.